Leases - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012
Property Subject to or Available for Operating Lease [Line Items]
Sublease income, contingent rental income					$ 1,700,000	$ 1,600,000
Franchise revenue	5,696,000	5,297,000	16,456,000	15,430,000	20,400,000	18,682,000
Rental Income [Member]
Property Subject to or Available for Operating Lease [Line Items]
Franchise revenue					$ 377,000	$ 366,000
Minimum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Initial term of lease					20 years
Lessor, term of contract					3 years
Maximum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Lessor, term of contract					9 years